UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1.	Report to Shareholders.

ANNUAL REPORT

JUNE 30, 2016

Cullen International High Dividend | Cullen High Dividend Equity | Cullen Small Cap Value

Cullen Value | Cullen Emerging Markets High Dividend Equity | Cullen Enhanced Equity Income

Cullen Funds Trust	Shareholder Letter
June 30, 2016 (Unaudited)

August 24, 2016

Retail Class Performance for the fiscal year ended June 30, 2016 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	11.03%
S&P 500 Index	3.99%
Cullen International High Dividend Fund	-6.09%
MSCI EAFE Index	-9.72%
Cullen Small Cap Value Fund	-16.15%
Russell 2500 Value Index	0.21%
Cullen Value Fund	2.02%
S&P 500 Index	3.99%
Cullen Emerging Markets High Dividend Fund	-9.34%
MSCI Emerging Markets Index	-12.06%
Cullen Enhanced Equity Income Fund*	6.69%
CBOE S&P 500 BuyWrite Index	2.56%

* Enhanced Equity Income Fund inception date was December 15, 2015.

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages [50]-[57] of this annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to stock selection effects, most notably in the Industrials, Consumer Staples, and Health Care sectors. Our underweight allocation to the Energy sector and overweight allocation to the Consumer Staples and Telecommunication Services sectors also contributed positively to relative performance. The Fund’s overweight allocation to the Financials sector and average cash balance of approximately 4% contributed negatively to relative performance during the period.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to sector allocation effects, most notably its overweight allocation to the Consumer Staples sector and underweight allocation to the Financials sector. Stock selection effects also contributed positively to relative performance most notable within the Consumer Staples and Telecommunication Services sectors, partially offset by negative stock section effects in the Health Care sector. The Fund’s average cash balance of approximately 5% also contributed positively to relative performance during the period.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to sector allocation impacts, most notably the Fund’s overweight allocation to the Industrials sector and underweight allocation to the Utilities sector. Stock selection in the Materials and Consumer Discretionary sectors further contributed to relative performance while stock selection in the Industrials and Energy sectors partially offset the aforementioned impacts. The Fund’s average cash balance of approximately 8% also contributed negatively to relative performance during the period.

Portfolio Review-Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to sector allocation impacts, most notably the Fund’s underweight allocation to the Utilities and Consumer Staples sectors and overweight allocation to the Health Care sector; the Fund’s average cash balance of approximately 17% also contributed negatively to relative performance during the period. Stock selection effects contributed positively overall to relative performance most notably within the Health Care and Materials sectors.

Annual Report | June 30, 2016	1

Cullen Funds Trust	Shareholder Letter
June 30, 2016 (Unaudited)

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to positive stock selection impacts within the Financials, Consumer Staples, and Information Technology sectors. The Fund’s underweight allocation to the Information Technology and Financials sectors detracted from relative performance while the Fund’s average cash balance of approximately 5% during the period contributed positively to relative performance.

Portfolio Review-Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the Chicago Board Options Exchange (CBOE) S&P 500 BuyWrite Index during the period was primarily due to sector allocation effects, most notably the Fund’s overweight to the Telecommunication Services and Utilities sectors and underweight to the Information Technology sector. Stock selection in the Health Care and Information Technology sectors also positively contributed to relative performance while the Fund’s overweight allocation to the Financials sector and average cash balance of approximately 5% contributed negatively to relative performance during the period.

Outlook

Since May 2015, U.S. markets have been relatively range-bound looking for catalysts to resume a bull market trend. With elevated valuation levels, a pause in earnings growth and the U.S. Federal Reserve attempting to normalize interest rates, U.S. markets have been susceptible to steep yet temporary declines when a negative event is introduced but quickly supported by additional accommodative central banking policies. In an environment where caution prevails, investors have sought quality and selective oversold sectors. The recent strong performance of long-term U.S. Treasury bonds and investment-grade corporate bonds resulting in the lowest level of interest rates since 2012 has driven defensive bond proxy sector outperformance. Outside the U.S., the vote in June 2016 by the British electorate in favor of an exit from the European Union is a meaningful exogenous event which is likely to have multifold ramifications for asset prices, economic activity and political developments globally. We believe that our portfolios are well positioned to navigate through this new paradigm.

Following recent near-term volatility in equity markets, while the temptation may now be to make sudden, knee-jerk changes to portfolio allocations, the experience of the last comparable period in history, the major devaluation of the British Pound in 1992, would argue for staying the present course. On 16 September 1992, the British government decided to withdraw from the European Exchange Rate Mechanism (ERM) which at the time was an important financial structure within the European Union. Over the next five months, the British Pound depreciated meaningfully against the US Dollar, which initially led to uncertainty and short-term losses for investors. Much vilified at the time was the speculator George Soros who reportedly made around a billion pounds in profit by betting against the British Pound. However, lost in the clamor of headlines was the fact that this period of uncertainty was a rewarding time for the patient long-term value investor who owned shares in well positioned UK companies.

While cognizant that the duration of recent performance trends is trying even for patient investors, we continue to ardently believe that our strategies are well-positioned from a long-term perspective given the strong outperformance potential from a reversal of the historically extreme multi-year underperformance of value versus growth equities. In a world where over $10 trillion of sovereign bonds globally offer a negative yield, there is a clear need for sound investment assets that offer sustainable long-term returns, which is exactly what our strategies aim to offer. While continued accommodative monetary policies have created some pockets of froth and excess in asset markets, we believe that over the long-term, fundamentals-driven value investing should deliver meaningful outperformance relative to passive, technically-driven momentum Exchange Traded Funds (ETFs). In this regard we remain focused on identifying inefficiencies in global equity markets where we are looking for leading companies introducing new and innovative products in attractive and growing industries and led by management teams with an above-average ability to allocate capital efficiently.

We remain committed to investing with valuation discipline focused on low Price/Earnings1 stocks with sustainable and growing dividends and believe that our portfolios remain well-positioned to deliver superior risk-adjusted returns over the long-term and related market cycles.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
June 30, 2016 (Unaudited)

[1]	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio for valuing a company that measures its current share price relative to its per-share earnings.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy- write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc.

Annual Report | June 30, 2016	3

Cullen International High Dividend Fund – Retail Class	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Retail Class	-6.09%	0.73%	1.87%	2.65%
MSCI EAFE Index	-9.72%	2.15%	2.05%	3.00%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

4	www.cullenfunds.com

Cullen International High Dividend Fund – Class C	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class C	-6.79%	0.01%	1.13%	1.92%
MSCI EAFE Index	-9.72%	2.15%	2.05%	3.00%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	5

Cullen International High Dividend Fund – Class I	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class I	-5.90%	0.99%	2.13%	2.93%
MSCI EAFE Index	-9.72%	2.15%	2.05%	3.00%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

6	www.cullenfunds.com

Cullen International High Dividend Fund – Class R1	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen International High Dividend Fund – Class R1	-6.45%	0.27%	3.15%
MSCI EAFE Index	-9.72%	2.15%	4.22%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	7

Cullen International High Dividend Fund – Class R2	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen International High Dividend Fund – Class R2	-6.23%	0.53%	3.42%
MSCI EAFE Index	-9.72%	2.15%	4.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	10 Year	Annualized Since Inception (8/1/03)
Cullen High Dividend Equity Fund – Retail Class	11.03%	10.83%	6.62%	8.05%
S&P 500® Index	3.99%	12.10%	7.42%	8.28%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	9

Cullen High Dividend Equity Fund – Class C	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class C	10.28%	10.00%	5.84%	6.41%
S&P 500® Index	3.99%	12.10%	7.42%	7.65%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

10	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class I	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class I	11.37%	11.11%	6.89%	7.47%
S&P 500® Index	3.99%	12.10%	7.42%	7.65%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	11

Cullen High Dividend Equity Fund – Class R1	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen High Dividend Equity Fund – Class R1	10.53%	10.27%	10.87%
S&P 500® Index	3.99%	12.10%	12.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

12	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class R2	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen High Dividend Equity Fund – Class R2	10.84%	10.48%	11.23%
S&P 500® Index	3.99%	12.10%	12.76%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	13

Cullen Small Cap Value Fund – Retail Class	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Retail Class	-16.15%	1.03%	5.91%
Russell 2500™ Value Index	0.21%	9.59%	12.90%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

14	www.cullenfunds.com

Cullen Small Cap Value Fund – Class C	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class C	-16.79%	0.32%	5.14%
Russell 2500™ Value Index	0.21%	9.59%	12.90%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	15

Cullen Small Cap Value Fund – Class I	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class I	-15.96%	1.26%	6.15%
Russell 2500™ Value Index	0.21%	9.59%	12.90%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

16	www.cullenfunds.com

Cullen Value Fund – Retail Class	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Retail Class	2.02%	10.65%
S&P 500® Index	3.99%	13.41%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	17

Cullen Value Fund – Class C	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class C	1.29%	9.81%
S&P 500® Index	3.99%	13.41%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

18	www.cullenfunds.com

Cullen Value Fund – Class I	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class I	2.25%	10.90%
S&P 500® Index	3.99%	13.41%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	19

Cullen Emerging Markets High Dividend
Equity Fund – Retail Class	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Equity Fund – Retail Class	-9.34%	1.17%
MSCI Emerging Markets Index	-12.06%	-0.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

20	www.cullenfunds.com

Cullen Emerging Markets High Dividend
Equity Fund – Class C	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Equity Fund - Class C	-9.95%	0.39%
MSCI Emerging Markets Index	-12.06%	-0.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	21

Cullen Emerging Markets High Dividend
Equity Fund – Class I	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Equity Fund - Class I	-8.91%	1.47%
MSCI Emerging Markets Index	-12.06%	-0.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

22	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Retail Class	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	6 Months	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Retail Class	7.01%	6.69%
CBOE S&P 500 BuyWrite	2.43%	2.43%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	23

Cullen Enhanced Equity Income Fund – Class C	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	6 Months	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class C	6.63%	6.31%
CBOE S&P 500 BuyWrite	2.43%	2.43%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

24	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Class I	Fund Performance
June 30, 2016 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2016

	6 Months	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class I	7.20%	6.88%
CBOE S&P 500 BuyWrite	2.43%	2.43%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2016	25

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2016 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid During Period
	Net Expense	Account Value	Account Value	January 1, 2016 to
	Ratio(a)	January 1, 2016	June 30, 2016	June 30, 2016(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,008.40	$6.24
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.65	$6.27

Class C
Actual	2.00%	$1,000.00	$1,004.60	$9.97
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.92	$10.02

Class I
Actual	1.00%	$1,000.00	$1,009.60	$5.00
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Class R1
Actual	1.74%	$1,000.00	$1,005.80	$8.68
Hypothetical (5% return before expenses)	1.74%	$1,000.00	$1,016.21	$8.72

Class R2
Actual	1.46%	$1,000.00	$1,007.20	$7.29
Hypothetical (5% return before expenses)	1.46%	$1,000.00	$1,017.60	$7.32

26	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2016 (Unaudited)

		Beginning	Ending	Expenses Paid During Period
	Net Expense	Account Value	Account Value	January 1, 2016 to
	Ratio(a)	January 1, 2016	June 30, 2016	June 30, 2016(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,073.70	$5.16
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Class C
Actual	1.75%	$1,000.00	$1,070.00	$9.01
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.16	$8.77

Class I
Actual	0.75%	$1,000.00	$1,075.00	$3.87
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77

Class R1
Actual	1.50%	$1,000.00	$1,070.80	$7.72
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.40	$7.52

Class R2
Actual	1.25%	$1,000.00	$1,072.80	$6.44
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.65	$6.27

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$977.20	$6.14
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.65	$6.27

Class C
Actual	2.00%	$1,000.00	$973.50	$9.81
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.92	$10.02

Class I
Actual	1.00%	$1,000.00	$978.30	$4.92
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,054.00	$5.11
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Class C
Actual	1.75%	$1,000.00	$1,050.50	$8.92
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.16	$8.77

Class I
Actual	0.75%	$1,000.00	$1,054.90	$3.83
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77

Annual Report | June 30, 2016	27

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2016 (Unaudited)

		Beginning	Ending	Expenses Paid During Period
	Net Expense	Account Value	Account Value	January 1, 2016 to
	Ratio(a)	January 1, 2016	June 30, 2016	June 30, 2016(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,059.10	$6.40
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.65	$6.27

Class C
Actual	2.00%	$1,000.00	$1,056.40	$10.23
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.92	$10.02

Class I
Actual	1.00%	$1,000.00	$1,061.00	$5.12
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,070.10	$5.15
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Class C
Actual	1.75%	$1,000.00	$1,066.30	$8.99
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.16	$8.77

Class I
Actual	0.75%	$1,000.00	$1,072.00	$3.86
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 366. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.

28	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2016

	Shares	Value (Note 2)
COMMON STOCKS - 92.82%
Australia - 3.76%
BHP Billiton Ltd.	79,500	$1,107,931
Sonic Healthcare Ltd.	470,000	7,622,047
		8,729,978
Canada - 4.71%
BCE, Inc.	157,950	7,472,614
Manulife Financial Corp.	201,465	2,754,027
RioCan Real Estate Investment Trust	31,150	698,956
		10,925,597
China - 1.11%
CNOOC Ltd.	2,072,000	2,586,311

France - 11.30%
BNP Paribas SA	67,400	2,955,862
Cie Generale des Etablissements Michelin	68,300	6,436,633
Engie SA	218,100	3,501,958
Sanofi	75,000	6,231,204
Total SA - Sponsored ADR	147,500	7,094,750
		26,220,407
Germany - 12.51%
Allianz SE	33,155	4,729,807
Bayer AG	50,635	5,085,521
Deutsche Post AG	42,065	1,185,077
Deutsche Telekom AG	406,200	6,926,632
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,310	4,076,666
Siemens AG	68,450	7,024,420
		29,028,123
Hong Kong - 0.83%
BOC Hong Kong Holdings Ltd.	635,500	1,914,987

Indonesia - 0.04%
Telekomunikasi Indonesia Persero Tbk PT	320,000	97,359

Japan - 6.89%
Honda Motor Co. Ltd.	82,000	2,056,992
Japan Tobacco, Inc.	179,000	7,214,094
Nippon Telegraph & Telephone Corp.	143,200	6,715,352
		15,986,438

Luxembourg - 2.58%
RTL Group SA	73,064	5,994,585

Netherlands - 3.00%
Unilever NV	148,120	6,952,753

		Value
	Shares	(Note 2)
Norway - 2.53%
Orkla ASA	344,350	$3,062,496
Statoil ASA	162,000	2,799,111
		5,861,607
Singapore - 4.64%
Singapore Telecommunications Ltd.	2,175,000	6,717,745
United Overseas Bank Ltd.	293,900	4,049,342
		10,767,087
Sweden - 2.61%
Investor AB	180,500	6,064,041

Switzerland - 13.73%
ABB Ltd. - Sponsored ADR	284,100	5,633,703
Nestle SA	90,000	6,973,050
Novartis AG - Sponsored ADR	88,200	7,277,382
Roche Holding AG	24,375	6,432,071
UBS Group AG	270,000	3,503,410
Zurich Insurance Group AG	8,280	2,048,329
		31,867,945
United Kingdom - 22.58%
AstraZeneca PLC - Sponsored ADR	138,765	4,189,315
BAE Systems PLC	723,400	5,064,212
British American Tobacco PLC - Sponsored ADR	56,200	7,276,776
Diageo PLC	180,000	5,028,424
GlaxoSmithKline PLC	331,805	7,125,523
HSBC Holdings PLC	200,133	1,225,678
Imperial Brands PLC	117,100	6,350,665
Rexam PLC	128,549	1,103,795
Royal Dutch Shell PLC, Class B	120,500	3,329,248
Smiths Group PLC	239,000	3,693,321
SSE PLC	206,700	4,302,084
Vodafone Group PLC - Sponsored ADR	120,200	3,712,978
		52,402,019

TOTAL COMMON STOCKS (Cost $190,193,795)		215,399,237

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 8.92%
SSgA® Prime Money Market Fund	0.383%	20,692,432	20,692,432

TOTAL SHORT TERM INVESTMENTS (Cost $20,692,432)			20,692,432

See Notes to Financial Statements.
Annual Report | June 30, 2016	29

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2016

			Value
	7-Day Yield	Shares	(Note 2)
TOTAL INVESTMENTS 101.74%
(Cost $210,886,227)			$236,091,669

Liabilities In Excess Of Other Assets (1.74)%			(4,042,735)

NET ASSETS 100.00%			$232,048,934

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Health Care	18.94%	$43,963,063
Financials	14.37	33,322,149
Consumer Staples	10.46	24,265,075
Industrials	9.74	22,600,733
Consumer, Non-cyclical	8.02	18,593,183
Telecommunication Services	7.75	18,000,696
Energy	6.81	15,809,420
Communications	5.87	13,641,984
Consumer, Cyclical	3.66	8,493,625
Utilities	3.36	7,804,042
Consumer Discretionary	2.58	5,994,585
Materials	0.96	2,211,726
Financials REITS/Property	0.30	698,956
TOTAL COMMON STOCKS	92.82	215,399,237

SHORT TERM INVESTMENTS	8.92	20,692,432

TOTAL INVESTMENTS	101.74%	$236,091,669
Liabilities in Excess of Other Assets	(1.74)	(4,042,735)
TOTAL NET ASSETS	100.00%	$232,048,934

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
30	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2016

	Shares	Value (Note 2)
COMMON STOCKS - 94.53%
Aerospace & Defense - 4.88%
The Boeing Co.	187,600	$24,363,612
Raytheon Co.	518,450	70,483,277
		94,846,889
Auto Parts & Equipment - 0.96%
Johnson Controls, Inc.	422,700	18,708,702

Banks - 1.98%
Royal Bank of Canada	650,000	38,408,500

Communications Equipment - 4.93%
Cisco Systems, Inc.	2,330,100	66,850,569
Corning, Inc.	1,413,415	28,946,739
		95,797,308
Distillers & Vintners - 2.59%
Diageo PLC - Sponsored ADR	445,000	50,231,600

Distributors - 3.12%
Genuine Parts Co.	598,890	60,637,613

Diversified Chemicals - 2.98%
EI du Pont de Nemours & Co.	892,400	57,827,520

Electric Utilities - 4.23%
NextEra Energy, Inc.	629,850	82,132,440

Household Products - 6.89%
Kimberly-Clark Corp.	496,600	68,272,568
Unilever NV	1,395,440	65,501,954
		133,774,522
Industrial Conglomerates - 6.82%
3M Co.	371,650	65,083,348
General Electric Co.	2,144,650	67,513,582
		132,596,930
Integrated Oil & Gas - 3.80%
Chevron Corp.	554,850	58,164,925
ConocoPhillips	360,450	15,715,620
		73,880,545
Integrated Telecommunication - 0.67%
BCE, Inc.	274,950	13,007,884

Integrated Telecommunication Services - 4.07%
AT&T, Inc.	1,828,000	78,987,880

Life & Health Insurance - 2.41%
MetLife, Inc.	1,173,500	46,740,505

	Shares	Value (Note 2)
Oil & Gas - 2.51%
Exxon Mobil Corp.	520,000	$48,744,800

Other Diversified Financial Services - 3.22%
JPMorgan Chase & Co.	1,007,050	62,578,087

Pharmaceuticals - 14.54%
AstraZeneca PLC - Sponsored ADR	1,366,500	41,254,635
Eli Lilly & Co.	534,750	42,111,562
Johnson & Johnson	608,600	73,823,180
Merck & Co., Inc.	1,126,900	64,920,709
Pfizer, Inc.	1,714,550	60,369,306
		282,479,392
Property & Casualty Insurance - 5.47%
Chubb Ltd.	379,025	49,542,358
The Travelers Cos., Inc.	477,000	56,782,080
		106,324,438
Semiconductors - 2.08%
Intel Corp.	1,232,650	40,430,920

Specialized REITs - 4.65%
HCP, Inc. - REIT	512,650	18,137,557
Welltower, Inc. - REIT	946,870	72,123,088
		90,260,645
Systems Software - 3.07%
Microsoft Corp.	1,166,850	59,707,715

Telecommunications - 2.03%
Verizon Communications, Inc.	706,900	39,473,296

Tobacco - 6.63%
Altria Group, Inc.	1,000,875	69,020,340
Philip Morris International, Inc.	588,500	59,862,220
		128,882,560

TOTAL COMMON STOCKS (Cost $1,115,740,140)		1,836,460,691

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 5.32%
SSgA® Prime Money Market Fund	0.383%	103,342,192	103,342,192

TOTAL SHORT TERM INVESTMENTS (Cost $103,342,192)			103,342,192

See Notes to Financial Statements.
Annual Report | June 30, 2016	31

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2016

7-Day Yield	Shares	Value (Note 2)
TOTAL INVESTMENTS 99.85% (Cost $1,219,082,332)		$1,939,802,883

Other Assets In Excess Of Liabilities 0.15%		2,929,119

NET ASSETS 100.00%		$1,942,732,002

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
32	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2016

	Shares	Value (Note 2)
COMMON STOCKS - 84.73%
Aerospace & Defense - 5.43%
Orbital ATK, Inc.	1,750	$148,995
Spirit Aerosystems Holdings, Inc., Class A(a)	3,635	156,305
		305,300
Airlines - 3.25%
Copa Holdings SA, Class A	3,500	182,910

Apparel Retail - 2.36%
Ascena Retail Group, Inc.(a)	19,000	132,810

Auto Parts & Equipment - 2.87%
Tenneco, Inc.(a)	3,460	161,271

Banks - 7.02%
LegacyTexas Financial Group, Inc.	7,800	209,898
Yadkin Financial Corp.	7,365	184,788
		394,686
Commercial Services - 5.12%
Aaron's, Inc.	8,570	187,597
Team, Inc.(a)	4,040	100,313
		287,910
Computer Hardware - 2.06%
Avnet, Inc.	2,865	116,061

Computers - 2.35%
VeriFone Systems, Inc.(a)	7,140	132,376

Construction & Engineering - 3.10%
Quanta Services, Inc.(a)	7,550	174,556

Distribution/Wholesale - 2.62%
Fossil Group, Inc. (a)	5,165	147,357

Diversified Metals & Mining - 3.16%
HudBay Minerals, Inc.	37,200	177,816

Electrical Components & Equipment - 1.58%
Hubbell, Inc.	840	88,595

Electrical Equipment - 1.59%
BWX Technologies, Inc.	2,500	89,425

Electronic Equipment & Instruments - 1.06%
Babcock & Wilcox Enterprises, Inc.(a)	4,050	59,494

Health Care Supplies - 2.71%
Alere, Inc.(a)	3,650	152,132

		Value
	Shares	(Note 2)
Insurance - 6.08%
Assured Guaranty Ltd.	8,600	$218,182
FNF Group	3,300	123,745
		341,927
Leisure Time - 2.62%
Vista Outdoor, Inc.(a)	3,090	147,486

Machinery-Diversified - 2.33%
AGCO Corp.	2,780	131,021

Mining - 2.24%
Luxfer Holdings PLC - ADR	10,450	125,714

Miscellaneous Manufacturing - 3.77%
ITT, Inc.	2,100	67,158
LSB Industries, Inc.(a)	12,000	144,960
		212,118
Multi-Line Insurance - 4.66%
WR Berkley Corp.	4,370	261,850

Oil & Gas Exploration & Production - 3.53%
Cimarex Energy Co.	1,665	198,668

Regional Banks - 10.27%
Bank of the Ozarks, Inc.	4,630	173,718
CVB Financial Corp.	12,550	205,694
National Bank Holdings Corp., Class A	9,732	198,144
		577,556
Retail - 2.95%
Sonic Automotive, Inc., Class A	9,700	165,967

TOTAL COMMON STOCKS (Cost $4,233,152)		4,765,006

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 15.99%
SSgA® Prime Money Market Fund	0.383%	899,232	899,232

TOTAL SHORT TERM INVESTMENTS (Cost $899,232)			899,232

See Notes to Financial Statements.
Annual Report | June 30, 2016	33

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2016

7-Day Yield	Shares	Value (Note 2)
TOTAL INVESTMENTS 100.72% (Cost $5,132,384)		$5,664,238

Liabilities In Excess Of Other Assets (0.72)%		(40,371)

NET ASSETS 100.00%		$5,623,867

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
34	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
June 30, 2016

	Shares	Value (Note 2)
COMMON STOCKS - 87.43%
Aerospace & Defense - 6.99%
The Boeing Co.	4,400	$571,428
Raytheon Co.	11,500	1,563,425
		2,134,853
Auto Parts & Equipment - 2.63%
BorgWarner, Inc.	9,500	280,440
Johnson Controls, Inc.	11,820	523,153
		803,593
Banks - 1.29%
Morgan Stanley	15,200	394,896

Communications Equipment - 3.06%
Cisco Systems, Inc.	32,600	935,294

Diversified Banks - 2.98%
Wells Fargo & Co.	19,200	908,736

Gold - 2.97%
Newmont Mining Corp.	23,200	907,584

Health Care Equipment - 3.31%
Medtronic PLC	11,660	1,011,738

Heavy Electrical Equipment - 1.97%
ABB Ltd. - Sponsored ADR	30,350	601,840

Household Products - 0.88%
Unilever NV	5,750	269,905

Industrial Conglomerates - 3.25%
3M Co.	5,670	992,930

Integrated Oil & Gas - 4.95%
Chevron Corp.	9,750	1,022,093
ConocoPhillips	11,220	489,192
		1,511,285
Integrated Telecommunication Services - 3.07%
AT&T, Inc.	21,700	937,657

Life & Health Insurance - 1.76%
MetLife, Inc.	13,480	536,908

Life Sciences Tools & Services - 3.75%
Thermo Fisher Scientific, Inc.	7,750	1,145,140

Managed Health Care - 4.42%
Aetna, Inc.	11,050	1,349,536

	Shares	Value (Note 2)
Movies & Entertainment - 2.21%
The Walt Disney Co.	6,900	$674,958

Oil & Gas Equipment & Services - 3.06%
Halliburton Co.	20,650	935,239

Oil & Gas Exploration & Production - 0.80%
Devon Energy Corp.	6,750	244,688

Other Diversified Financial Services - 4.94%
Citigroup, Inc.	17,100	724,869
JPMorgan Chase & Co.	12,600	782,964
		1,507,833
Pharmaceuticals - 12.34%
GlaxoSmithKline PLC - Sponsored ADR	13,800	598,092
Johnson & Johnson	3,100	376,030
Mallinckrodt PLC(a)	1,477	89,772
Merck & Co., Inc.	15,150	872,791
Novartis AG - Sponsored ADR	9,600	792,096
Pfizer, Inc.	29,550	1,040,456
		3,769,237
Property & Casualty Insurance - 5.53%
The Allstate Corp.	8,600	601,570
Chubb Ltd.	8,306	1,085,677
		1,687,247
Railroads - 2.60%
CSX Corp.	30,450	794,136

Regional Banks - 2.43%
BB&T Corp.	20,850	742,469

Systems Software - 6.24%
Microsoft Corp.	21,100	1,079,687
Oracle Corp.	20,200	826,786
		1,906,473

TOTAL COMMON STOCKS (Cost $19,136,756)		26,704,175

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 12.64%
SSgA® Prime Money Market Fund	0.383%	3,860,291	3,860,291

TOTAL SHORT TERM INVESTMENTS (Cost $3,860,291)			3,860,291

See Notes to Financial Statements.
Annual Report | June 30, 2016	35

Cullen Value Fund	Schedule of Investments
June 30, 2016

7-Day Yield	Shares	Value (Note 2)
TOTAL INVESTMENTS 100.07% (Cost $22,997,047)		$30,564,466

Liabilities In Excess Of Other Assets (0.07)%		(22,490)

NET ASSETS 100.00%		$30,541,976

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
36	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2016

	Shares	Value (Note 2)
COMMON STOCKS - 86.05%
Austria - 0.44%
Erste Group Bank AG	43,400	$988,130

Brazil - 7.98%
AES Tiete Energia SA	789,000	3,622,871
AMBEV SA - ADR	628,850	3,716,504
BM&F Bovespa SA	353,350	1,960,183
Cia de Saneamento Basico do
Estado de Sao Paulo - ADR	417,400	3,739,904
Telefonica Brasil SA - ADR	362,150	4,925,240
		17,964,702
Cambodia - 0.92%
NagaCorp Ltd.	3,100,000	2,069,971

Cayman Islands - 1.68%
Sands China Ltd.	1,117,000	3,779,833

China - 2.67%
China Merchants Holdings	515,000	1,378,656
International Co. Ltd. CNOOC Ltd.	3,702,000	4,620,909
		5,999,565
Czech Republic - 1.09%
Komercni Banka AS	65,750	2,465,236

Greece - 0.84%
OPAP SA	269,850	1,880,725

Hong Kong - 10.78%
AIA Group Ltd.	1,080,000	6,494,823
Baoxin Auto Group Ltd.	701,139	383,190
China Everbright Ltd.	24,000	46,568
China Mobile Ltd. - Sponsored ADR	38,800	2,246,520
CK Hutchison Holdings Ltd.	148,000	1,628,068
Great Wall Motor Co. Ltd., Class H	4,067,000	3,400,295
Greatview Aseptic Packaging Co. Ltd.	1,700,000	808,678
Value Partners Group Ltd.	6,043,850	5,596,571
Xinhua Winshare Publishing and Media Co. Ltd., Class H(a)	300,000	322,115
Xtep International Holdings Ltd.	6,215,000	3,340,201
		24,267,029
India - 4.38%
Ascendas India Trust	4,663,900	3,437,043
ICICI Bank Ltd. - Sponsored ADR	478,600	3,436,348
Religare Health Trust	4,072,200	2,984,692
		9,858,083

	Shares	Value (Note 2)
Indonesia - 4.06%
Gudang Garam Tbk PT	718,300	$3,758,279
Semen Indonesia Persero Tbk PT	2,510,000	1,787,822
Telekomunikasi Indonesia Persero Tbk PT	11,775,000	3,582,494
		9,128,595
Israel - 2.78%
Elbit Systems Ltd.	69,150	6,261,962

Luxembourg - 0.55%
Pegas Nonwovens SA	37,586	1,230,893

Mexico - 4.91%
Fibra Uno Administracion SA de CV - REIT	1,903,237	4,054,745
Grupo Financiero Santander Mexico SAB de CV, Class B - ADR	179,250	1,629,382
PLA Administradora Industrial S de RL de CV - REIT	3,150,850	5,361,558
		11,045,685
Poland - 1.73%
Asseco Poland SA	292,774	3,882,997

Russia - 5.57%
Globaltrans Investment PLC	328,782	1,288,825
Lukoil PJSC - Sponsored ADR	152,750	6,388,076
MMC Norilsk Nickel PJSC - ADR	74,190	993,652
Mobile Telesystems PJSC - Sponsored ADR	468,100	3,875,868
		12,546,421
Singapore - 1.27%
Asian Pay Television Trust	7,250,000	2,859,248

South Africa - 3.12%
Bid Corp. Ltd.(a)	82,650	1,548,846
The Bidvest Group Ltd.	104,650	987,273
MMI Holdings Ltd.	971,250	1,498,399
Nampak Ltd.	899,500	1,167,164
SABMiller PLC	31,300	1,825,390
		7,027,072
South Korea - 10.58%
Hanon Systems	295,124	2,700,956
Hyundai Motor Co.	28,590	3,381,953
Industrial Bank of Korea	18,000	175,383
KT&G Corp.	65,000	7,698,278
Macquarie Korea Infrastructure Fund	465,000	3,540,291

See Notes to Financial Statements.
Annual Report | June 30, 2016	37

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2016

	Shares	Value (Note 2)
South Korea (continued)
Samsung Electronics Co. Ltd.	5,070	$6,313,931
		23,810,792

Sri Lanka - 1.07%
Hatton National Bank PLC	1,650,058	2,401,732

Taiwan - 12.38%
Advanced Semiconductor Engineering, Inc.	1,755,000	1,996,656
Ibase Technology, Inc.(a)	1,246,000	2,611,289
King Yuan Electronics Co. Ltd.	2,600,000	2,315,669
Largan Precision Co. Ltd.	30,000	2,774,498
Pegatron Corp.	1,040,000	2,208,886
Silicon Motion Technology Corp. - ADR	24,200	1,156,760
Siliconware Precision Industries Co. Ltd.	2,137,519	3,259,650
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	250,250	6,564,057
Win Semiconductors Corp.	2,434,557	4,982,689
		27,870,154
Thailand - 1.85%
Major Cineplex Group PCL	2,922,200	2,752,583
Shin Corp Pub Co. Ltd.	910,000	1,404,881
		4,157,464
Turkey - 2.60%
Arcelik AS	402,000	2,646,915
Ford Otomotiv Sanayi AS	301,400	3,207,853
		5,854,768
Vietnam - 2.80%
Military Commercial Joint Stock Bank	3,307,500	2,212,545
Saigon Securities, Inc.(a)	4,360,000	4,079,235
		6,291,780

TOTAL COMMON STOCKS (Cost $183,541,720)		193,642,837

	Shares	Value (Note 2)
PARTICIPATORY NOTES - 6.23%
India - 4.73%
Bajaj Holdings & Investments Ltd. (Issued by Morgan Stanley), Expires 05/26/2017	32,134	792,769

	Shares	Value (Note 2)
India (continued)
Indiabulls Housing (Issued by Morgan Stanley), Expires 11/28/2018	534,366	5,312,783
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 10/23/2017	1,871,508	4,522,452
State Bank of India (Issued by Morgan Stanley), Expires 05/19/2017	5,000	16,209
		$10,644,213
Saudi Arabia - 1.50%
Saudi Telecom Co. (Issued by Morgan Stanley), Expires 07/25/2016	197,000	3,381,900

TOTAL PARTICIPATORY NOTES (Cost $13,483,444)		14,026,113

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 10.33%
SSgA® Prime Money Market Fund	0.383%	23,244,567	23,244,567

TOTAL SHORT TERM INVESTMENTS (Cost $23,244,567)			23,244,567

TOTAL INVESTMENTS 102.61% (Cost $220,269,731)			$230,913,517

Liabilities In Excess Of Other Assets (2.61)%			(5,884,246)

NET ASSETS 100.00%			$225,029,271

(a)	Non-Income Producing Security.

See Notes to Financial Statements.
38	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2016

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	20.84%	$46,875,862
Technology	11.04	24,845,530
Consumer, Cyclical	7.85	17,684,844
Information Technology	5.88	13,221,552
Consumer Discretionary	5.41	12,181,746
Industrials	4.92	11,083,880
Energy	4.90	11,008,985
Consumer Staples	4.78	10,754,561
Consumer, Non-cyclical	4.01	9,023,629
Communications	3.91	8,801,108
Utilities	3.27	7,362,775
Telecommunication Services	2.59	5,829,014
Real Estate Investment Trusts	2.38	5,361,558
Materials	1.60	3,590,152
Health Care	1.32	2,984,692
Diversified	0.72	1,628,068
Telecommunications	0.63	1,404,881
TOTAL COMMON STOCKS	86.05	193,642,837

PARTICIPATORY NOTES
Financials	2.72	6,121,761
Utilities	2.01	4,522,452
Telecommunication Services	1.50	3,381,900
TOTAL PARTICIPATORY NOTES	6.23	14,026,113

SHORT TERM INVESTMENTS	10.33	23,244,567

TOTAL INVESTMENTS	102.61%	$230,913,517
Liabilities in Excess of Other Assets	(2.61)	(5,884,246)
TOTAL NET ASSETS	100.00%	$225,029,271

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Annual Report | June 30, 2016	39

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2016

	Shares	Value (Note 2)
COMMON STOCKS - 99.59%
Aerospace & Defense - 5.68%
The Boeing Co.	1,050	$136,363
Raytheon Co.	1,250	169,938
		306,301
Auto Parts & Equipment - 1.97%
Johnson Controls, Inc.	2,400	106,224

Communications Equipment - 4.86%
Cisco Systems, Inc.	5,550	159,229
Corning, Inc.	5,020	102,810
		262,039
Distributors - 2.56%
Genuine Parts Co.	1,360	137,700

Diversified Banks - 5.06%
HSBC Holdings PLC - Sponsored ADR(a)	3,920	122,735
Wells Fargo & Co.(a)	3,170	150,036
		272,771
Diversified Chemicals - 2.91%
EI du Pont de Nemours & Co.(a)	2,420	156,816

Electric - 6.63%
Edison International	2,250	174,757
PPL Corp.	4,830	182,333
		357,090
Electrical Components & Equipment - 1.48%
Emerson Electric Co.	1,530	79,805

Household Products - 2.96%
Unilever NV(a)	3,400	159,596

Industrial Conglomerates - 2.07%
General Electric Co.	3,550	111,754

Integrated Oil & Gas - 8.89%
Chevron Corp.(a)	1,570	164,583
ConocoPhillips(a)	3,230	140,828
Royal Dutch Shell PLC, Class B - Sponsored ADR	3,100	173,600
		479,011
Integrated Telecommunication Services - 3.53%
AT&T, Inc.	4,400	190,124

Life & Health Insurance - 2.12%
MetLife, Inc.(a)	2,870	114,312

	Shares	Value (Note 2)
Media - 2.54%
Shaw Communications, Inc., Class B	7,120	$136,704

Miscellaneous Manufacturing - 3.24%
Siemens AG - Sponsored ADR	1,700	174,403

Oil & Gas - 2.64%
Exxon Mobil Corp.	1,520	142,485

Other Diversified Financial Services - 2.88%
JPMorgan Chase & Co.	2,500	155,350

Pharmaceuticals - 13.32%
GlaxoSmithKline PLC - Sponsored ADR(a)	2,450	106,183
Johnson & Johnson	1,620	196,506
Merck & Co., Inc.(a)	2,770	159,580
Novartis AG - Sponsored ADR(a)	1,730	142,742
Pfizer, Inc.(a)	3,200	112,672
		717,683
Property & Casualty Insurance - 5.04%
Chubb Ltd.	1,250	163,388
The Travelers Cos., Inc.	910	108,326
		271,714
Semiconductors - 3.03%
Intel Corp.	4,970	163,016

Specialized REITs - 3.59%
Welltower, Inc. - REIT(a)	2,540	193,472

Systems Software - 1.95%
Microsoft Corp.(a)	2,050	104,898

Telecommunications - 2.59%
Verizon Communications, Inc.	2,500	139,600

Tobacco - 6.25%
Altria Group, Inc.(a)	2,570	177,227
Philip Morris International, Inc.	1,570	159,701
		336,928
Wireless Telecommunication Services - 1.80%
Vodafone Group PLC - Sponsored ADR(a)	3,130	96,686

TOTAL COMMON STOCKS (Cost $5,123,783)		5,366,482

See Notes to Financial Statements.
40	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2016

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 0.70%
SSgA® Prime Money Market Fund	0.383%	37,882	$37,882

TOTAL SHORT TERM INVESTMENTS (Cost $37,882)			37,882

TOTAL INVESTMENTS 100.29% (Cost $5,161,665)			$5,404,364

Liabilities In Excess Of Other Assets (0.29)%			(15,761)

NET ASSETS 100.00%			$5,388,603

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.48%)
Altria Group, Inc., Expires July, 2016, Exercise Price $66.50	(25)	$(5,400)
Chevron Corp., Expires July, 2016, Exercise Price $105.00	(15)	(1,905)
ConocoPhillips, Expires July, 2016, Exercise Price $43.50	(17)	(2,210)
EI du Pont de Nemours & Co., Expires July, 2016, Exercise Price $69.00	(24)	(168)
GlaxoSmithKline PLC - Sponsored ADR, Expires July, 2016, Exercise Price $42.00	(13)	(1,300)
HSBC Holdings PLC - Sponsored ADR, Expires July, 2016, Exercise Price $35.00	(20)	(30)
Merck & Co., Inc., Expires July, 2016, Exercise Price $57.50	(14)	(952)
MetLife, Inc., Expires July, 2016, Exercise Price $43.50	(15)	(113)
Microsoft Corp., Expires July, 2016, Exercise Price $51.50	(20)	(980)
Novartis AG - Sponsored ADR, Expires July, 2016, Exercise Price $80.00	(9)	(2,628)
Pfizer, Inc., Expires July, 2016, Exercise Price $35.00	(16)	(784)
Unilever NV, Expires July, 2016, Exercise Price $45.00	(17)	(3,400)
Vodafone Group PLC - Sponsored ADR, Expires July, 2016, Exercise Price $32.00	(16)	(352)

7-Day Yield	Shares	Value (Note 2)
	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value
CALL OPTIONS WRITTEN (continued)
Wells Fargo & Co., Expires July, 2016, Exercise Price $47.00	(16)	$(1,792)
Welltower, Inc. - REIT, Expires July, 2016, Exercise Price $75.00	(25)	(4,250)

TOTAL CALL OPTIONS WRITTEN (Premiums received $16,783)		(26,264)

TOTAL WRITTEN OPTIONS (Premiums received $16,783)		$(26,264)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2016.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Annual Report | June 30, 2016	41

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2016

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value	$236,091,669	$1,939,802,883	$5,664,238	$30,564,466	$230,913,517	$5,404,364
Foreign currencies, at value (Cost $175,301, $–, $–, $–, $2,385,499 and $–, respectively)	174,767	–	–	–	2,335,079	–
Receivable for investments sold	–	–	–	373	900,563	–
Receivable for fund shares sold	406,073	1,342,559	–	2,111	313,778	–
Dividends and interest receivable	1,646,270	4,600,388	1,781	29,510	1,333,393	17,941
Receivable due from Investment Adviser	–	–	16,262	13,228	–	40,592
Prepaid expenses and other assets	27,659	24,213	11,139	5,545	8,533	25,025
Total Assets	238,346,438	1,945,770,043	5,693,420	30,615,233	235,804,863	5,487,922
LIABILITIES:
Written options, at value (Premiums received $–, $–, $–, $–, $– and $16,783, respectively)	–	–	–	–	–	26,264
Payable to Investment Advisor	156,027	1,070,824	–	–	92,378	–
Payable for investments purchased	5,668,070	–	–	–	10,256,777	–
Payable for shares redeemed	354,361	1,616,652	–	–	274,847	–
Distribution fees payable	11,147	154,143	264	487	5,178	547
Trustees' fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Accrued expenses and other liabilities	87,899	176,422	49,289	52,770	126,412	52,508
Total Liabilities	6,297,504	3,038,041	69,553	73,257	10,775,592	99,319
NET ASSETS	$232,048,934	$1,942,732,002	$5,623,867	$30,541,976	$225,029,271	$5,388,603

NET ASSETS CONSIST OF
Paid-in capital	$256,944,010	$1,171,146,046	$5,407,399	$23,251,018	$250,084,673	$5,103,874
Undistributed net investment income	190,166	–	1,230	32,697	865,982	10,512
Accumulated net realized gain/(loss)	(50,235,721)	50,865,405	(316,616)	(309,158)	(36,494,626)	40,999
Net unrealized appreciation	25,150,479	720,720,551	531,854	7,567,419	10,573,242	233,218
NET ASSETS	$232,048,934	$1,942,732,002	$5,623,867	$30,541,976	$225,029,271	$5,388,603
INVESTMENTS, AT COST	$210,886,227	$1,219,082,332	$5,132,384	$22,997,047	$220,269,731	$5,161,665

See Notes to Financial Statements.
42	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2016

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$9.37	$17.56	$11.56	$13.46	$9.44	$10.48
Net Assets	$34,175,398	$336,775,164	$863,045	$813,912	$12,496,255	$580,608
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	3,648,945	19,176,701	74,648	60,482	1,323,136	55,390

Class C:
Net Asset Value, offering and redemption price per share	$9.34	$17.44	$11.03	$13.44	$9.37	$10.52
Net Assets	$3,218,194	$94,658,395	$75,228	$400,957	$3,164,710	$532,560
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	344,635	5,428,758	6,821	29,838	337,892	50,624

Class I:
Net Asset Value, offering and redemption price per share	$9.43	$17.57	$11.73	$13.44	$9.50	$10.52
Net Assets	$194,431,511	$1,504,654,031	$4,685,594	$29,327,107	$209,368,306	$4,275,435
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	20,615,156	85,646,273	399,385	2,181,331	22,047,539	406,370

Class R1:
Net Asset Value, offering and redemption price per share	$10.79	$15.57	N/A	N/A	N/A	N/A
Net Assets	$59,235	$2,980,585	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,491	191,431	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$10.71	$15.73	N/A	N/A	N/A	N/A
Net Assets	$164,596	$3,663,827	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	15,372	232,990	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
Annual Report | June 30, 2016	43

Cullen Funds Trust	Statements of Operations
Year or Period Ended June 30, 2016

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund(a)
INVESTMENT INCOME
Dividends*	$9,271,163	$67,212,202	$67,189	$583,587	$7,550,459	$113,648
Total Investment Income	9,271,163	67,212,202	67,189	583,587	7,550,459	113,648
EXPENSES
Investment advisory fees (Note 6)	2,578,139	19,542,514	58,403	292,816	1,758,585	27,550
Administrative fees	82,944	513,395	4,225	10,064	65,714	2,116
Distribution fees (Note 7)
Retail	111,813	900,922	2,300	2,437	35,339	802
Class C	34,688	892,339	915	3,443	34,695	2,699
Class R1	384	18,967	N/A	N/A	N/A	N/A
Class R2	439	8,501	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	8,501	N/A	N/A	N/A	N/A
Registration and filing fees	71,605	108,354	44,472	41,240	49,993	30,859
Custody fees	55,110	101,034	2,325	3,241	302,578	4,787
Transfer agent fees	84,159	299,965	39,127	39,538	41,351	20,810
Legal fees	37,373	37,374	37,374	37,373	37,373	21,506
Professional fees	58,146	42,882	42,882	42,882	42,882	40,614
Shareholder reports	15,308	114,452	258	1,408	9,053	66
Trustees' fees	76,667	76,667	76,667	76,667	76,667	56,667
Other expenses	14,454	73,643	2,494	25,652	10,502	2,731
Total Expenses	3,221,229	22,739,510	311,442	576,761	2,464,732	211,207
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(85,177)	(1,152,409)	(39,342)	(11,604)	(49,200)	(21,231)
Class C	(6,692)	(285,984)	(3,930)	(4,151)	(12,267)	(18,382)
Class I	(403,411)	(4,792,166)	(206,551)	(335,514)	(574,646)	(147,430)
Class R1	N/A	(2,636)	N/A	N/A	N/A	N/A
Class R2	N/A	(10,899)	N/A	N/A	N/A	N/A
Net Expenses	2,725,949	16,495,416	61,619	225,492	1,828,619	24,164
Net Investment Income	6,545,214	50,716,786	5,570	358,095	5,721,840	89,484
Net realized gain/(loss) on:
Investments	(12,850,210)	67,716,480	(316,109)	326,693	(24,835,720)	(26,880)
Written options	–	–	–	–	–	67,879
Foreign currency related transactions	(142,025)	–	–	–	(109,047)	–
Total Net Realized Gain/(Loss)	(12,992,235)	67,716,480	(316,109)	326,693	(24,944,767)	40,999
Net change in unrealized appreciation/(depreciation) on:
Investments	(11,933,087)	82,552,929	(752,973)	(21,613)	4,436,329	242,699
Written options	–	–	–	–	–	(9,481)
Foreign currency related transactions	10,238	–	–	–	(66,768)	–
Total net change in unrealized appreciation/(depreciation)	(11,922,849)	82,552,929	(752,973)	(21,613)	4,369,561	233,218
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(24,915,084)	150,269,409	(1,069,082)	305,080	(20,575,206)	274,217
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,369,870)	$200,986,195	$(1,063,512)	$663,175	$(14,853,366)	$363,701

*Foreign taxes withheld on dividends	$971,857	$397,249	$42	$5,237	$747,946	$3,134

(a) Commencement of operations was December 15, 2015.

See Notes to Financial Statements.
44	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
OPERATIONS
Net investment income	$6,545,214	$10,957,451	$50,716,786	$53,596,225
Net realized gain/(loss)	(12,992,235)	(12,597,132)	67,716,480	41,639,048
Net change in unrealized appreciation/(depreciation)	(11,922,849)	(34,909,809)	82,552,929	(85,880,462)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(18,369,870)	(36,549,490)	200,986,195	9,354,811
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(923,519)	(1,573,042)	(8,599,685)	(10,159,231)
Class C	(54,063)	(75,243)	(1,572,033)	(1,543,651)
Class I	(5,207,389)	(8,834,624)	(40,065,591)	(43,374,721)
Class R1	(1,028)	(1,951)	(81,850)	(99,745)
Class R2	(3,162)	(3,955)	(84,213)	(78,580)
From net realized gains
Retail	–	–	(9,896,555)	(14,975,631)
Class C	–	–	(2,372,777)	(3,011,594)
Class I	–	–	(39,651,616)	(57,229,953)
Class R1	–	–	(136,062)	(170,488)
Class R2	–	–	(98,733)	(125,754)
Net Decrease in Net Assets from Distributions	(6,189,161)	(10,488,815)	(102,559,115)	(130,769,348)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	18,345,623	30,092,826	69,785,541	129,280,862
Class C	280,912	763,697	7,227,000	14,756,411
Class I	91,145,916	212,006,066	259,485,873	394,064,668
Class R1	1,128	2,706	200,589	134,750
Class R2	19,316	115,901	414,932	1,080,736
Dividends reinvested
Retail	865,773	1,492,146	17,361,896	23,233,400
Class C	46,822	64,164	3,760,983	4,273,176
Class I	2,994,699	3,339,290	53,289,168	67,996,191
Class R1	1,028	1,951	217,911	270,233
Class R2	3,162	3,955	182,945	204,334
Shares redeemed
Retail	(37,359,574)	(32,734,287)	(174,591,555)	(241,605,844)
Class C	(745,385)	(242,317)	(12,729,287)	(12,940,320)
Class I	(124,089,355)	(320,828,135)	(522,609,138)	(640,010,489)
Class R1	(35,611)	(1,916)	(2,015,075)	(487,022)
Class R2	(24,260)	(6,071)	(483,569)	(939,212)
Net Decrease in Net Assets Derived from Capital Share Transactions	(48,549,806)	(105,930,024)	(300,501,786)	(260,688,126)
Net Decrease in Net Assets	(73,108,837)	(152,968,329)	(202,074,706)	(382,102,663)
NET ASSETS
Beginning of year	305,157,771	458,126,100	2,144,806,708	2,526,909,371
End of year *	$232,048,934	$305,157,771	$1,942,732,002	$2,144,806,708
*Includes undistributed net investment income/(loss) of:	$190,166	$(23,777)	$–	$–

See Notes to Financial Statements.
Annual Report | June 30, 2016	45

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
OPERATIONS
Net investment income/(loss)	$5,570	$(6,340)	$358,095	$379,540
Net realized gain/(loss)	(316,109)	601,545	326,693	438,835
Net change in unrealized depreciation	(752,973)	(1,210,752)	(21,613)	(548,600)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,063,512)	(615,547)	663,175	269,775
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	–	–	(41,045)	(12,587)
Class C	–	–	(12,543)	(1,214)
Class I	–	–	(1,283,238)	(380,535)
From net realized gains
Retail	(22,978)	(318,045)	(2,097)	–
Class C	(2,595)	(15,527)	(641)	–
Class I	(122,280)	(689,361)	(65,544)	–
Net Decrease in Net Assets from Distributions	(147,853)	(1,022,933)	(1,405,108)	(394,336)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	58,636	529,723	262,421	634,310
Class C	26,000	10,000	96,815	56,000
Class I	363,259	1,829,922	2,008,753	2,168,442
Dividends reinvested
Retail	22,908	317,721	43,005	12,562
Class C	2,595	15,527	9,748	613
Class I	122,280	689,361	1,322,565	380,535
Shares redeemed
Retail	(125,432)	(1,631,595)	(353,608)	(813,810)
Class C	(21,397)	(31,137)	(22,835)	(300)
Class I	(415,191)	(3,020,081)	(1,615,198)	(1,472,769)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	33,658	(1,290,559)	1,751,666	965,583
Net Increase/(Decrease) in Net Assets	(1,177,707)	(2,929,039)	1,009,733	841,022
NET ASSETS
Beginning of year	6,801,574	9,730,613	29,532,243	28,691,221
End of year *	$5,623,867	$6,801,574	$30,541,976	$29,532,243
*Includes undistributed net investment income/(loss) of:	$1,230	$(4,338)	$32,697	$–

See Notes to Financial Statements.
46	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

			Cullen Enhanced
	Cullen Emerging Markets High Dividend		Equity Income
	Fund		Fund
	Year Ended	Year Ended	Period Ended
	June 30, 2016	June 30, 2015	June 30, 2016(a)
OPERATIONS
Net investment income	$5,721,840	$3,362,449	$89,484
Net realized gain/(loss)	(24,944,767)	(7,713,921)	40,999
Net change in unrealized appreciation/(depreciation)	4,369,561	(311,733)	233,218
Net Increase/(Decrease) in Net Assets Resulting from Operations	(14,853,366)	(4,663,205)	363,701
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(466,521)	(729,243)	(9,437)
Class C	(120,319)	(107,883)	(5,315)
Class I	(6,391,844)	(3,601,581)	(64,392)
Net Decrease in Net Assets from Distributions	(6,978,684)	(4,438,707)	(79,144)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	10,235,293	11,101,607	1,620,418
Class C	660,203	853,402	501,000
Class I	180,571,582	129,155,504	4,000,000
Dividends reinvested
Retail	444,604	704,549	9,437
Class C	120,306	107,611	5,315
Class I	6,191,745	3,544,409	64,391
Shares redeemed
Retail	(19,437,718)	(10,297,822)	(1,096,515)
Class C	(1,648,246)	(319,408)	–
Class I	(110,158,050)	(33,561,619)	–
Net Increase in Net Assets Derived from Capital Share Transactions	66,979,719	101,288,233	5,104,046
Net Increase in Net Assets	45,147,669	92,186,321	5,388,603
NET ASSETS
Beginning of year	179,881,602	87,695,281	–
End of year *	$225,029,271	$179,881,602	$5,388,603
*Includes undistributed net investment income of:	$865,982	$792,734	$10,512

(a) Commencement of operations was December 15, 2015.

See Notes to Financial Statements.
Annual Report | June 30, 2016	47

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period

Cullen International High Dividend Fund
Retail
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
6/30/2013	$9.01	0.26	0.99	1.25	(0.22)	(0.22)	$10.04
6/30/2012	$10.44	0.27	(1.41)	(1.14)	(0.29)	(0.29)	$9.01
Class C
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
6/30/2013	$8.99	0.17	1.00	1.17	(0.14)	(0.14)	$10.02
6/30/2012	$10.39	0.21	(1.40)	(1.19)	(0.21)	(0.21)	$8.99
Class I
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
6/30/2013	$9.07	0.34	0.94	1.28	(0.25)	(0.25)	$10.10
6/30/2012	$10.48	0.33	(1.44)	(1.11)	(0.30)	(0.30)	$9.07
Class R1
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
6/30/2013	$10.23	0.25	1.11	1.36	(0.16)	(0.16)	$11.43
6/30/2012	$11.81	0.27	(1.60)	(1.33)	(0.25)	(0.25)	$10.23
Class R2
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01
6/30/2013	$10.17	0.26	1.11	1.37	(0.19)	(0.19)	$11.35
6/30/2012	$11.73	0.30	(1.59)	(1.29)	(0.27)	(0.27)	$10.17

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Portfolio turnover is not annualized for periods less than one year.

See Notes to Financial Statements.
48	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses After Reimbursements to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(c)

(6.09%)	$34,175	1.44%	1.25%	2.10%	2.29%	38%
(8.34%)	$56,893	1.39%	1.25%	2.31%	2.45%	44%
18.62%	$65,198	1.38%	1.25%	3.99%	4.12%	45%
13.89%	$53,713	1.54%	1.25%	2.35%	2.64%	14%
(10.83%)	$36,004	1.72%	1.25%	2.49%	2.96%	36%

(6.79%)	$3,218	2.19%	2.00%	1.45%	1.64%	38%
(9.02%)	$3,956	2.15%	2.00%	1.63%	1.78%	44%
17.70%	$3,799	2.13%	2.00%	3.30%	3.43%	45%
13.06%	$2,383	2.29%	2.00%	1.43%	1.72%	14%
(11.35%)	$2,093	2.47%	2.00%	1.88%	2.36%	36%

(5.90%)	$194,432	1.19%	1.00%	2.41%	2.61%	38%
(8.04%)	$244,026	1.14%	1.00%	2.47%	2.61%	44%
18.89%	$388,934	1.13%	1.00%	4.40%	4.53%	45%
14.09%	$258,951	1.28%	1.00%	3.04%	3.32%	14%
(10.48%)	$55,909	1.47%	1.00%	3.08%	3.54%	36%

(6.45%)	$59	1.69%	1.69%	1.72%	1.72%	38%
(8.73%)	$101	1.64%	1.64%	2.09%	2.09%	44%
17.95%	$110	1.83%	1.75%	3.57%	3.65%	45%
13.32%	$91	2.03%	1.75%	1.87%	2.15%	14%
(11.18%)	$46	2.22%	1.75%	2.13%	2.59%	36%

(6.23%)	$165	1.44%	1.44%	2.28%	2.28%	38%
(8.53%)	$181	1.40%	1.40%	2.43%	2.43%	44%
18.37%	$86	1.58%	1.50%	3.85%	3.93%	45%
13.49%	$69	1.79%	1.50%	1.98%	2.27%	14%
(10.91%)	$55	1.97%	1.50%	2.39%	2.86%	36%

Annual Report | June 30, 2016	49

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period
Cullen High Dividend Equity Fund
Retail
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	–	(0.66)	$17.58
6/30/2013	$13.72	0.34	1.56	1.90	(0.34)	–	(0.34)	$15.28
6/30/2012	$12.73	0.32	0.98	1.30	(0.31)	–	(0.31)	$13.72
Class C
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	–	(0.55)	$17.51
6/30/2013	$13.68	0.24	1.54	1.78	(0.24)	–	(0.24)	$15.22
6/30/2012	$12.72	0.22	0.98	1.20	(0.24)	–	(0.24)	$13.68
Class I
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	–	(0.70)	$17.59
6/30/2013	$13.72	0.38	1.56	1.94	(0.38)	–	(0.38)	$15.28
6/30/2012	$12.73	0.35	0.98	1.33	(0.34)	–	(0.34)	$13.72
Class R1
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	–	(0.59)	$15.80
6/30/2013	$12.43	0.27	1.37	1.64	(0.28)	–	(0.28)	$13.79
6/30/2012	$11.53	0.23	0.89	1.12	(0.22)	–	(0.22)	$12.43
Class R2
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	–	(0.63)	$15.93
6/30/2013	$12.55	0.29	1.41	1.70	(0.31)	–	(0.31)	$13.94
6/30/2012	$11.68	0.25	0.90	1.15	(0.28)	–	(0.28)	$12.55

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Portfolio turnover is not annualized for periods less than one year.

See Notes to Financial Statements.
50	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses After Reimbursements to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(c)

11.03%	$336,775	1.32%	1.00%	2.10%	2.42%	12%
(0.11%)	$409,564	1.32%	1.00%	1.80%	2.11%	10%
19.76%	$521,226	1.31%	1.00%	3.67%	3.99%	6%
14.04%	$463,198	1.37%	1.00%	1.99%	2.36%	10%
10.42%	$384,087	1.41%	1.00%	2.08%	2.48%	2%

10.28%	$94,658	2.07%	1.75%	1.37%	1.69%	12%
(0.93%)	$91,504	2.07%	1.75%	1.06%	1.38%	10%
18.97%	$90,783	2.06%	1.75%	2.96%	3.27%	6%
13.14%	$79,194	2.12%	1.75%	1.27%	1.64%	10%
9.55%	$38,099	2.16%	1.75%	1.31%	1.72%	2%

11.37%	$1,504,654	1.07%	0.75%	2.37%	2.69%	12%
0.06%	$1,635,821	1.07%	0.75%	2.05%	2.37%	10%
20.13%	$1,906,742	1.06%	0.75%	3.90%	4.21%	6%
14.31%	$1,924,719	1.12%	0.75%	2.24%	2.61%	10%
10.65%	$1,603,604	1.16%	0.75%	2.30%	2.71%	2%

10.53%	$2,981	1.57%	1.50%	1.83%	1.90%	12%
(0.67%)	$4,552	1.57%	1.50%	1.56%	1.63%	10%
19.24%	$4,921	1.76%	1.50%	3.28%	3.54%	6%
13.35%	$3,965	1.86%	1.50%	1.67%	2.03%	10%
9.88%	$171	1.91%	1.50%	1.50%	1.92%	2%

10.84%	$3,664	1.57%	1.25%	1.88%	2.20%	12%
(0.41%)	$3,365	1.32%	1.25%	1.83%	1.90%	10%
19.16%	$3,237	1.50%	1.25%	4.10%	4.36%	6%
13.73%	$827	1.62%	1.25%	1.82%	2.19%	10%
10.05%	$155	1.66%	1.25%	1.74%	2.15%	2%

Annual Report | June 30, 2016	51

Cullen Funds Trust

				Net Realized
	Net Asset Value			and Unrealized	Total from	Distributions from		Distributions from Net
	Beginning of	Net Investment		Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)		on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
6/30/2016	$14.15	(0.01)		(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
6/30/2014	$14.69	(0.07)		2.98	2.91	–		(0.23)	(0.23)	$17.37
6/30/2013	$12.55	(0.02)		2.44	2.42	(0.03)		(0.25)	(0.28)	$14.69
6/30/2012	$13.85	0.04		(1.01)	(0.97)	(0.05)		(0.28)	(0.33)	$12.55
Class C
6/30/2016	$13.62	(0.10)		(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
6/30/2014	$14.41	(0.19)		2.92	2.73	–		(0.23)	(0.23)	$16.91
6/30/2013	$12.39	(0.13)		2.40	2.27	(0.00	)(d)	(0.25)	(0.25)	$14.41
6/30/2012	$13.73	(0.06)		(0.97)	(1.03)	(0.03)		(0.28)	(0.31)	$12.39
Class I
6/30/2016	$14.32	0.02		(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
6/30/2015	$17.54	(0.00	)(d)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
6/30/2014	$14.80	(0.03)		3.00	2.97	–		(0.23)	(0.23)	$17.54
6/30/2013	$12.63	0.01		2.44	2.45	(0.03)		(0.25)	(0.28)	$14.80
6/30/2012	$13.88	0.07		(0.98)	(0.91)	(0.06)		(0.28)	(0.34)	$12.63
Cullen Value Fund
Retail
6/30/2016	$13.82	0.13		0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
6/30/2015	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
6/30/2014	$11.26	0.14		2.78	2.92	(0.13)		(0.18)	(0.31)	$13.87
6/30/2013(e)	$10.00	0.10		1.25	1.35	(0.09)		–	(0.09)	$11.26
Class C
6/30/2016	$13.79	0.03		0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
6/30/2015	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
6/30/2014	$11.25	0.04		2.79	2.83	(0.04)		(0.18)	(0.22)	$13.86
6/30/2013(e)	$10.00	0.04		1.25	1.29	(0.04)		–	(0.04)	$11.25
Class I
6/30/2016	$13.80	0.16		0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44
6/30/2015	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80
6/30/2014	$11.26	0.17		2.79	2.96	(0.17)		(0.18)	(0.35)	$13.87
6/30/2013(e)	$10.00	0.13		1.25	1.38	(0.12)		–	(0.12)	$11.26

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Less than $0.01.
(e)	Commencement of operations was September 1, 2012.
(f)	Annualized.

See Notes to Financial Statements.
52	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

(16.15%)	$863	5.53%		1.25%		(4.37%)		(0.10%)		42%
(5.88%)	$1,094	4.33%		1.25%		(3.31%)		(0.23%)		37%
19.79%	$2,487	3.55%		1.25%		(2.72%)		(0.42%)		27%
19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%
(6.92%)	$2,195	5.84%		1.25%		(4.24%)		0.35%		25%

(16.79%)	$75	6.29%		2.00%		(5.13%)		(0.84%)		42%
(6.49%)	$87	5.24%		2.00%		(4.25%)		(1.00%)		37%
18.92%	$117	4.29%		2.00%		(3.46%)		(1.16%)		27%
18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%
(7.46%)	$167	6.59%		2.00%		(5.11%)		(0.51%)		25%

(15.96%)	$4,686	5.28%		1.00%		(4.13%)		0.15%		42%
(5.79%)	$5,621	4.26%		1.00%		(3.28%)		(0.02%)		37%
20.05%	$7,126	3.27%		1.00%		(2.43%)		(0.16%)		27%
19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%
(6.48%)	$5,425	5.59%		1.00%		(4.05%)		0.54%		25%

2.02%	$814	2.19%		1.00%		(0.20%)		0.99%		3%
0.77%	$914	2.10%		1.00%		(0.04%)		1.06%		11%
26.17%	$1,051	1.98%		1.00%		0.11%		1.09%		8%
13.58%	$177	2.78	%(f)	1.00	%(f)	(0.65	%)(f)	1.13	%(f)	16%

1.29%	$401	2.96%		1.75%		(0.97%)		0.24%		3%
(0.12%)	$322	2.86%		1.75%		(0.77%)		0.34%		11%
25.31%	$267	2.86%		1.75%		(0.75%)		0.35%		8%
12.88%	$262	3.48	%(f)	1.75	%(f)	(1.33	%)(f)	0.41	%(f)	16%

2.25%	$29,327	1.95%		0.75%		0.04%		1.24%		3%
0.88%	$28,296	1.86%		0.75%		0.23%		1.34%		11%
26.53%	$27,373	1.84%		0.75%		0.26%		1.35%		8%
13.89%	$21,797	2.36	%(f)	0.75	%(f)	(0.08	%)(f)	1.53	%(f)	16%

Annual Report | June 30, 2016	53

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized		Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains		Distributions	End of Period

Cullen Emerging Markets High Dividend Fund
Retail
6/30/2016	$10.87	0.28	(1.32)	(1.04)	(0.39)	–		(0.39)	$9.44
6/30/2015	$11.57	0.22	(0.60)	(0.38)	(0.32)	–		(0.32)	$10.87
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)	–		(0.22)	$11.57
6/30/2013(d)	$10.00	0.23	0.43	0.66	(0.11)	(0.00	)(e)	(0.11)	$10.55
Class C
6/30/2016	$10.80	0.20	(1.30)	(1.10)	(0.33)	–		(0.33)	$9.37
6/30/2015	$11.51	0.15	(0.60)	(0.45)	(0.26)	–		(0.26)	$10.80
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)	–		(0.15)	$11.51
6/30/2013(d)	$10.00	0.16	0.43	0.59	(0.07)	(0.00	)(e)	(0.07)	$10.52
Class I
6/30/2016	$10.91	0.31	(1.31)	(1.00)	(0.41)	–		(0.41)	$9.50
6/30/2015	$11.60	0.27	(0.62)	(0.35)	(0.34)	–		(0.34)	$10.91
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)	–		(0.24)	$11.60
6/30/2013(d)	$10.00	0.20	0.48	0.68	(0.11)	(0.00	)(e)	(0.11)	$10.57
Cullen Enhanced Equity Income Fund
Retail
6/30/2016(g)	$10.00	0.16	0.50	0.66	(0.18)	–		(0.18)	$10.48
Class C
6/30/2016(g)	$10.00	0.13	0.50	0.63	(0.11)	–		(0.11)	$10.52
Class I
6/30/2016(g)	$10.00	0.18	0.50	0.68	(0.16)	–		(0.16)	$10.52

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Commencement of operations was September 1, 2012.
(e)	Less than $0.01.
(f)	Annualized.
(g)	Commencement of operations was December 15, 2015.

See Notes to Financial Statements.
54	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%
(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%
6.61%	$5,288	5.12	%(f)	1.25	%(f)	(1.35	%)(f)	2.52	%(f)	37%

(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%
(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%
5.93%	$3,211	6.15	%(f)	2.00	%(f)	(2.37	%)(f)	1.78	%(f)	37%

(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%
(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%
6.83%	$8,651	6.80	%(f)	1.00	%(f)	(3.55	%)(f)	2.25	%(f)	37%

6.69%	$581	7.62	%(f)	1.00	%(f)	(3.86	%)(f)	2.76	%(f)	86%

6.31%	$533	8.56	%(f)	1.75	%(f)	(4.39	%)(f)	2.42	%(f)	86%

6.88%	$4,275	7.56	%(f)	0.75	%(f)	(3.39	%)(f)	3.42	%(f)	86%

Annual Report | June 30, 2016	55

Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate.

c)	Participatory Notes/Warrants – The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is

56	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing each Fund’s assets carried at the fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)
Australia	$–	$8,729,978	$–	$8,729,978
China	–	2,586,311	–	2,586,311
France	7,094,750	19,125,657	–	26,220,407
Germany	–	29,028,123	–	29,028,123
Hong Kong	–	1,914,987	–	1,914,987
Indonesia	–	97,359	–	97,359
Japan	–	15,986,438	–	15,986,438
Luxembourg	–	5,994,585	–	5,994,585
Norway	–	5,861,607	–	5,861,607
Singapore	–	10,767,087	–	10,767,087
Sweden	–	6,064,041	–	6,064,041
Switzerland	12,911,085	18,956,860	–	31,867,945
United Kingdom	15,179,069	37,222,950	–	52,402,019
Other	17,878,350	–	–	17,878,350
Short Term Investments	20,692,432	–	–	20,692,432
Total	$73,755,686	$162,335,983	$–	$236,091,669

Annual Report | June 30, 2016	57

Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$1,836,460,691	$–	$–	$1,836,460,691
Short Term Investments	103,342,192	–	–	103,342,192
Total	$1,939,802,883	$–	$–	$1,939,802,883

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$4,765,006	$–	$–	$4,765,006
Short Term Investments	899,232	–	–	899,232
Total	$5,664,238	$–	$–	$5,664,238

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$26,704,175	$–	$–	$26,704,175
Short Term Investments	3,860,291	–	–	3,860,291
Total	$30,564,466	$–	$–	$30,564,466

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)
Austria	$–	$988,130	$–	$988,130
Cambodia	–	2,069,971	–	2,069,971
Cayman Islands	–	3,779,833	–	3,779,833
China	–	5,999,565	–	5,999,565
Czech Republic	–	2,465,236	–	2,465,236
Greece	–	1,880,725	–	1,880,725
Hong Kong	2,568,635	21,698,394	–	24,267,029
India	3,436,348	6,421,735	–	9,858,083
Indonesia	–	9,128,595	–	9,128,595
Israel	–	6,261,962	–	6,261,962
Poland	–	3,882,997	–	3,882,997
Russia	5,164,693	7,381,728	–	12,546,421
Singapore	–	2,859,248	–	2,859,248
South Africa	1,548,846	5,478,226	–	7,027,072
South Korea	–	23,810,792	–	23,810,792
Taiwan	7,720,817	20,149,337	–	27,870,154
Thailand	1,404,881	2,752,583	–	4,157,464
Turkey	–	5,854,768	–	5,854,768
Vietnam	–	6,291,780	–	6,291,780
Other	32,643,012	–	–	32,643,012
Participatory Notes	–	14,026,113	–	14,026,113
Short Term Investments	23,244,567	–	–	23,244,567
Total	$77,731,799	$153,181,718	$–	$230,913,517

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(2)	$5,366,482	$–	$–	$5,366,482
Short Term Investments	37,882	–	–	37,882
Total	$5,404,364	$–	$–	$5,404,364

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

Other Financial Instruments
Liabilities
Written Options	$(26,264)	–	–	$(26,264)
Total	$(26,264)	–	–	$(26,264)

(1)	As discussed further in Note 2(d), securities within Level 2 result from pre-determined trigger events being met and fair valuation models provided by the Funds’ independent pricing vendors being incorporated into the closing price of the respective securities as traded on their respective exchanges. Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.
(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Transfers into and out of Levels 1 and 2 as of June 30, 2016 were as follows:

	Level 1		Level 2
Cullen International High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$–	$(136,661,088)	$136,661,088	$–
Total	$–	$(136,661,088)	$136,661,088	$–

	Level 1		Level 2
Cullen Emerging Markets High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$–	$(77,711,050)	$77,711,050	$–
Total	$–	$(77,711,050)	$77,711,050	$–

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the

Annual Report | June 30, 2016	59

Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The Cullen Enhanced Equity Income Fund had the following transactions in written options during the period ended June 30, 2016:

Cullen Enhanced Equity Income Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 15, 2015 (Commencement of Operations)	–	$–
Positions opened	2,237	123,902
Closed	(700)	(38,722)
Exercised	(1,208)	(65,977)
Expired	(67)	(2,420)
Outstanding, June 30, 2016	262	$16,783
Market Value, June 30, 2016		$(26,264)

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2016:

	Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	(26,264)
Total		$(26,264)

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2016:

Change in
		Realized	Unrealized Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	67,879	(9,481)
Total		$67,879	$(9,481)

The Cullen Enhanced Equity Income Fund had the following monthly average written call option contracts volume during the period ended June 30, 2016:

Fund	Monthly Average Written Option Contract Volume
Cullen Enhanced Equity Income Fund	19

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
Cullen International High Dividend Fund
Retail
Shares sold	1,928,780	2,838,177
Dividends reinvested	93,288	143,603
Shares redeemed	(3,942,207)	(3,108,634)
Net decrease in shares outstanding	(1,920,139)	(126,854)
Class C
Shares sold	29,460	72,520
Dividends reinvested	5,075	6,203
Shares redeemed	(78,294)	(23,081)
Net increase/(decrease) in shares outstanding	(43,759)	55,642
Class I
Shares sold	9,569,942	19,959,443
Dividends reinvested	320,720	319,977
Shares redeemed	(13,001,679)	(30,311,561)
Net decrease in shares outstanding	(3,111,017)	(10,032,141)
Class R1
Shares sold	102	222
Dividends reinvested	96	164
Shares redeemed	(3,322)	(167)
Net increase/(decrease) in shares outstanding	(3,124)	219
Class R2
Shares sold	1,784	9,132
Dividends reinvested	299	335
Shares redeemed	(2,296)	(501)
Net increase/(decrease) in shares outstanding	(213)	8,966

Annual Report | June 30, 2016	61

Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
Cullen High Dividend Equity Fund
Retail
Shares sold	4,221,191	7,473,537
Dividends reinvested	1,044,075	1,325,913
Shares redeemed	(10,708,511)	(13,822,127)
Net decrease in shares outstanding	(5,443,245)	(5,022,677)
Class C
Shares sold	439,895	850,808
Dividends reinvested	227,608	245,043
Shares redeemed	(773,645)	(746,660)
Net increase/(decrease) in shares outstanding	(106,142)	349,191
Class I
Shares sold	15,842,585	22,587,650
Dividends reinvested	3,203,961	3,881,326
Shares redeemed	(31,693,590)	(36,595,074)
Net decrease in shares outstanding	(12,647,044)	(10,126,098)
Class R1
Shares sold	13,506	8,607
Dividends reinvested	14,736	17,246
Shares redeemed	(143,514)	(30,651)
Net decrease in shares outstanding	(115,272)	(4,798)
Class R2
Shares sold	28,372	68,115
Dividends reinvested	12,262	12,922
Shares redeemed	(32,233)	(59,602)
Net increase in shares outstanding	8,401	21,435

Cullen Small Cap Value Fund
Retail
Shares sold	5,231	34,683
Dividends reinvested	1,917	24,161
Shares redeemed	(9,781)	(124,801)
Net decrease in shares outstanding	(2,633)	(65,957)
Class C
Shares sold	2,137	677
Dividends reinvested	227	1,223
Shares redeemed	(1,948)	(2,414)
Net increase/(decrease) in shares outstanding	416	(514)
Class I
Shares sold	29,587	137,592
Dividends reinvested	10,097	51,910
Shares redeemed	(32,865)	(203,156)
Net increase/(decrease) in shares outstanding	6,819	(13,654)

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
Cullen Value Fund
Retail
Shares sold	19,584	48,231
Dividends reinvested	3,309	910
Shares redeemed	(28,550)	(58,767)
Net decrease in shares outstanding	(5,657)	(9,626)
Class C
Shares sold	7,437	4,097
Dividends reinvested	749	44
Shares redeemed	(1,719)	(22)
Net increase in shares outstanding	6,467	4,119
Class I
Shares sold	151,750	156,886
Dividends reinvested	102,111	27,632
Shares redeemed	(123,020)	(107,611)
Net increase in shares outstanding	130,841	76,907

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	1,095,632	1,006,514
Dividends reinvested	49,968	64,337
Shares redeemed	(2,101,710)	(923,558)
Net increase/(decrease) in shares outstanding	(956,110)	147,293
Class C
Shares sold	70,696	75,186
Dividends reinvested	13,664	9,849
Shares redeemed	(181,387)	(30,244)
Net increase/(decrease) in shares outstanding	(97,027)	54,791
Class I
Shares sold	19,681,886	11,461,130
Dividends reinvested	689,947	323,498
Shares redeemed	(12,105,416)	(3,058,310)
Net increase in shares outstanding	8,266,417	8,726,318

Annual Report | June 30, 2016	63

Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

For the Period
December 15, 2015
to
June 30, 2016(a)
Cullen Enhanced Equity Income Fund
Retail:
Shares sold	162,074
Shares issued in reinvestment of distributions to shareholders	930
Shares redeemed	(107,614)
Net increase in shares outstanding	55,390

Class C:
Shares sold	50,096
Shares issued in reinvestment of distributions to shareholders	528
Net increase in shares outstanding	50,624

Class I:
Shares sold	400,000
Shares issued in reinvestment of distributions to shareholders	6,370
Net increase in shares outstanding	406,370

(a)	Commencement of operations was December 15, 2015.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2016 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$93,609,302	$138,219,324
Cullen High Dividend Equity Fund	234,239,807	487,288,574
Cullen Small Cap Value Fund	2,318,445	3,186,898
Cullen Value Fund	3,582,826	798,278
Cullen Emerging Markets High Dividend Fund	179,119,333	115,307,878
Cullen Enhanced Equity Income Fund	9,376,082	4,222,173

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

5. FEDERAL TAX INFORMATION

As of June 30, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized	Unrealized
	Income/(Loss)	Gain/(Loss)	Appreciation	Total
Cullen International High Dividend Fund	$239,069	$(48,945,216)	$23,811,071	$(24,895,076)
Cullen High Dividend Equity Fund	–	50,875,901	720,710,055	771,585,956
Cullen Small Cap Value Fund	1,230	(316,113)	531,351	216,468
Cullen Value Fund	32,697	–	7,258,261	7,290,958
Cullen Emerging Markets High Dividend Fund	1,796,333	(36,000,259)	9,148,524	(25,055,402)
Cullen Enhanced Equity Income Fund	153,750	1,211	129,768	284,729

As of June 30, 2016 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

			Net Depreciation
	Gross Appreciation	Gross Depreciation	of Foreign		Cost of Investments
	(excess of value over	(excess of tax cost	Currency and	Net Unrealized	for Income Tax
	tax cost)	over value)	Derivatives	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$32,440,503	$(8,574,469)	$(54,963)	$23,811,071	$212,225,635
Cullen High Dividend Equity Fund	722,515,513	(1,805,458)	–	720,710,055	1,219,092,828
Cullen Small Cap Value Fund	1,204,911	(673,560)	–	531,351	5,132,887
Cullen Value Fund	7,849,212	(590,951)	–	7,258,261	23,306,205
Cullen Emerging Markets High Dividend Fund	19,964,395	(10,745,327)	(70,544)	9,148,524	221,694,449
Cullen Enhanced Equity Income Fund	279,198	(139,949)	(9,481)	129,768	5,265,115

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Undistributed Net	Accumulated Net Realized
Fund	Paid-in Capital	Investment Income/(Loss)	Gain/(Loss)
Cullen International High Dividend Fund	$–	$(142,110)	$142,110
Cullen High Dividend Equity Fund	4,332,999	(313,414)	(4,019,585)
Cullen Small Cap Value Fund	–	(2)	2
Cullen Value Fund	(19,820)	1,011,428	(991,608)
Cullen Emerging Markets High Dividend Fund	(2)	1,330,092	(1,330,090)
Cullen Enhanced Equity Income Fund	(172)	172	–

Annual Report | June 30, 2016	65

Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

At June 30, 2016, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

			No Expiration	No Expiration
Fund	Expiring in 2017	Expiring in 2018	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$1,150,342	$17,096,391	$19,688,835	$1,859,872	$39,795,440
Cullen High Dividend Equity Fund	–	–	–	–	–
Cullen Small Cap Value Fund	–	–	269,183	46,930	316,113
Cullen Value Fund	–	–	–	–	–
Cullen Emerging Markets High Dividend Fund	–	–	16,219,179	5,075,335	21,294,514
Cullen Enhanced Equity Income Fund	–	–	–	–	–

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $9,149,776 and $14,705,745, respectively, as having been incurred in the following fiscal year June 30, 2017.

The tax composition of dividends paid during the year ended June 30, 2016 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$6,189,161	$–
Cullen High Dividend Equity Fund	50,403,372	52,155,743
Cullen Small Cap Value Fund	–	147,853
Cullen Value Fund	1,336,826	68,282
Cullen Emerging Markets High Dividend Fund	6,978,684	–
Cullen Enhanced Equity Income Fund	79,144	–

The tax composition of dividends paid during the year ended June 30, 2015 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$10,488,815	$–
Cullen High Dividend Equity Fund	55,256,607	75,512,741
Cullen Small Cap Value Fund	55,980	966,953
Cullen Value Fund	379,540	14,796
Cullen Emerging Markets High Dividend Fund	4,438,707	–
Cullen Enhanced Equity Income Fund	N/A	N/A

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2017, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

As of June 30, 2016, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2017	2018	2019
Cullen International High Dividend Fund
Retail	$71,710	$87,602	$85,177
Class C	4,456	5,482	6,692
Class I	436,290	491,835	403,411
Class R1	80	–	–
Class R2	62	–	–
Total	$512,598	$584,919	$495,280

Cullen High Dividend Equity Fund
Retail	$1,533,595	$1,487,295	$1,152,409
Class C	265,976	290,050	285,984
Class I	6,068,336	5,691,686	4,792,166
Class R1	11,658	3,391	2,636
Class R2	5,911	2,454	10,899
Total	$7,885,476	$7,483,876	$6,244,094

Cullen Small Cap Value Fund
Retail	$60,863	$54,361	$39,342
Class C	2,676	3,329	3,930
Class I	150,336	185,855	206,551
Total	$213,875	$243,545	$249,823

Cullen Value Fund
Retail	$3,366	$12,397	$11,604
Class C	2,832	3,414	4,151
Class I	266,468	303,245	335,514
Total	$272,666	$319,056	$351,269

Cullen Emerging Markets High Dividend Fund
Retail	$110,163	$91,142	$49,200
Class C	26,282	15,954	12,267
Class I	202,707	394,872	574,646
Total	$339,152	$501,968	$636,113

Cullen Enhanced Equity Income Fund
Retail	$–	$–	$21,231
Class C	–	–	18,382
Class I	–	–	147,430
Total	$–	$–	$187,043

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. State Street Global Services serves as the Funds’ custodian.

Annual Report | June 30, 2016	67

Cullen Funds Trust	Notes to Financial Statements
June 30, 2016

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statements of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statements of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At June 30, 2016, the Cullen Small Cap Value Fund had two affiliated shareholders who held 30.93% and 7.48% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 23.44% and 6.08% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had one affiliated shareholder who held 100% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

11. SUBSEQUENT EVENTS

Shareholder Distributions for the Cullen High Dividend Equity Fund:

On July 29, 2016, the Cullen High Dividend Equity Fund paid regularly scheduled distributions in the amount of $0.01338, $0.00211, $0.01716, $0.00659 and $0.00625 per share in the Retail Class, Class C, Class I, Class R1, and Class R2, respectively, to shareholders of record as of July 27, 2016.

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Cullen Funds Trust	Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Cullen Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cullen Funds Trust (comprised of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund, hereinafter collectively referred to as the “Funds”) at June 30, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Denver, Colorado

August 24, 2016

Annual Report | June 30, 2016	69

Cullen Funds Trust	Additional Information
June 30, 2016 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

Federal Tax Status of Dividends Declared during the Tax Year

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $147,853; Cullen Value Fund designates $68,282; Cullen High Dividend Equity Fund designates $56,217,600 as long-term capital gain distributions.

Certain tax information is required to be provided to shareholders based upon each Fund’s income and distributions for the year ended June 30, 2016. The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2015:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	100.00%
Cullen High Dividend Equity Fund	98.65%	100.00%
Cullen Small Cap Value Fund	0.00%	0.00%
Cullen Value Fund	96.55%	100.00%
Cullen Emerging Markets High Dividend Fund	0.00%	37.15%
Cullen Enhanced Equity Income Fund	0.00%	0.00%

In early 2016, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2015 via Form 1099. The Funds will notify shareholders in early 2017 of amounts paid to them by the Funds, if any, during the calendar year 2016.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2016:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	782,949	7,316,838
Cullen Emerging Markets High Dividend Fund	557,283	7,385,300

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Cullen Funds Trust	Board of Trustees
June 30, 2016 (Unaudited)

INTERESTED TRUSTEE

					Other
		Term of Office		No. of Funds	Directorships
Name, Address	Position(s)	and Length of		in Complex	held by
and Year of Birth	Held with Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	Chairman and CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Chairman and CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	6	None

INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 16, 20142010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	6	None

James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992.	6	None

Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	6	None

Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co,. Inc. 1970-1988.	6	None

Walter H Forman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2016	Diagnostic Radiologist. Co-owner of Palm Beach Radiology (Palm Beach Florida), a medical imaging center since June 2007.	6	None

Annual Report | June 30, 2016	71

Cullen Funds Trust	Board of Trustees
June 30, 2016 (Unaudited)

OFFICERS
Other
	Position(s)	Term of Office		No. of Funds	Directorships
Name, Address	Held with	and Length of		in Complex	held by
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1970	Secretary	Since 2000

Executive Director, Cullen Capital Management LLC, since May 200; Portfolio Manager, Cullen Capital Management LLC, 2007 to present;

Executive Director and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.

				N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc. since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, from September 2001 to February 2007.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

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Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2016 (Unaudited)

At the May 12, 2016 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”) and the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in several executive sessions (on April 1, 2016; May 5, 2016; and at the Meeting) and discussed the approval of the Investment Advisory Agreements with counsel at each such executive session, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fee the Adviser receives from each Fund; (iii) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering advisory arrangements under the 1940 Act; and (iv) a report containing data compiled by FUSE Research Network (“FUSE”), comparing the advisory fees and expenses of each Fund with fees and expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Adviser. In addition, the Independent Trustees submitted to the Adviser a list of queries regarding the operations, management and functions of the Adviser as they relate to the services provided under the Investment Advisory Agreements and received feedback from the Adviser at the May 5, 2016 executive session and at the Meeting on each such question submitted.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including, among other things: the nature, quality, and extent of the services provided to each Fund by the Adviser; the personnel and operations of the Adviser; the investment performance of the Funds and the Adviser; the cost of services to be provided and profitability of the Adviser under the Investment Advisory Agreements; and any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2017 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25%, respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, Class I, of the Fund to 1.25%, 2.00%, and 1.00%, respectively, of the average net asset value of such respective Class; and (v) Value Fund’s Retail Class, Class C, Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

Annual Report | June 30, 2016	73

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2016 (Unaudited)

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that such fees were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

(c) The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment adviser to each Fund, including operational costs incurred.

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis and for the most recent fiscal year as a whole. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to its respective benchmarks.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, and Value Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

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INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the Registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended June 30, 2016 and June 30, 2015, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $173,900 and $144,600, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended June 30, 2016 and June 30, 2015, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended June 30, 2016 and June 30, 2015, aggregate fees of $70,577 and $55,900, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the Registrant’s fiscal years ended June 30, 2016 and June 30, 2015, aggregate fees of $7,632 and $22,430, respectively, were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal years ended June 30, 2016 and June 30, 2015 were $0 and $0, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The code of ethics that applies to the Registrant's principal executive officer and principal financial officer identified in Item 2 of Form N-CSR is attached hereto as EX-99.CODEETH.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

(b)	Certifications required by Item 12(b) are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 6, 2016

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	September 6, 2016